EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 61
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	6.00%
Percentage level to which average annual rate was assumed to decrease	4.50%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	$ 1
Effect on total of service and interest cost components, Decrease	(1)
Effect on post-retirement benefit obligation, Increase	25
Effect on post-retirement benefit obligation, Decrease	(21)
Pension Benefit Plans
DB Plans
Company's expected funding contributions	113
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	17
Estimated future benefit payments, which reflect expected future service
2019	190
2020	193
2021	198
2022	203
2023	207
2024 to 2028	$ 1,081
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.90%	3.60%
Rate of compensation increase	3.00%	3.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.60%	3.95%	4.20%
Expected long-term rate of return on plan assets	6.70%	6.50%	6.70%
Rate of compensation increase	3.00%	1.20%	0.80%
Net benefit cost
Service cost	$ 121	$ 108	$ 107
Other components of net benefit cost
Interest cost	134	122	127
Expected return on plan assets	(221)	(178)	(175)
Amortization of actuarial loss	15	14	20
Amortization of regulatory asset	18	37	27
Amortization of transitional obligation related to regulated business	0	0	0
Settlement charge – regulatory asset	0	2	0
Settlement charge – AOCI	4	2	0
Other components of net benefit cost	(50)	(1)	(1)
Net Benefit Cost Recognized	71	107	106
Pre-tax amounts recognized in AOCI
Net loss	364	273	270
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	12
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(15)	(18)	(20)
Curtailment	0	(14)	0
Settlement	(4)	(11)	0
Funded status adjustment	110	46	43
Total pre-tax amounts recognized in OCI	91	$ 3	$ 23
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2019	24
2020	23
2021	23
2022	23
2023	23
2024 to 2028	$ 114
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.10%	3.70%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.70%	4.15%	4.30%
Expected long-term rate of return on plan assets	4.00%	6.05%	5.95%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 4	$ 4	$ 3
Other components of net benefit cost
Interest cost	14	14	13
Expected return on plan assets	(16)	(21)	(11)
Amortization of actuarial loss	1	1	2
Amortization of regulatory asset	0	1	1
Amortization of transitional obligation related to regulated business	0	0	2
Settlement charge – regulatory asset	0	0	0
Settlement charge – AOCI	0	0	0
Other components of net benefit cost	(1)	(5)	7
Net Benefit Cost Recognized	3	(1)	10
Pre-tax amounts recognized in AOCI
Net loss	53	11	21
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(1)	(1)	(2)
Curtailment	0	(2)	0
Settlement	0	0	0
Funded status adjustment	43	(7)	(5)
Total pre-tax amounts recognized in OCI	$ 42	$ (10)	$ (7)